Post-employment benefits - Disclosure of Sensitivity Analysis for Actuarial Assumptions (Details)	Mar. 31, 2023	Mar. 31, 2022
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Actuarial assumption of discount rates | Austria
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	5.20%	5.90%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(4.90%)	(5.50%)
Actuarial assumption of discount rates | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	8.30%	8.90%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(7.30%)	(7.80%)
Actuarial assumption of discount rates | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	7.20%	8.20%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(6.60%)	(7.40%)
Actuarial assumption of discount rates | Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	4.40%	5.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(4.10%)	(4.60%)
Actuarial assumption of discount rates | Korea
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	5.60%	6.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(5.10%)	(5.50%)
Actuarial assumption of discount rates | Turkey
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	6.70%	3.80%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(6.10%)	(3.50%)
Actuarial assumption of discount rates | Japan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	3.90%	4.40%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(3.70%)	(4.20%)
Actuarial assumption of discount rates | Slovakia
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	11.60%	12.20%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(10.30%)	(10.80%)
Actuarial assumption of discount rates | Spain
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	5.40%	6.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(5.10%)	(5.60%)
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Actuarial assumption of expected rates of salary increases | Austria
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(4.90%)	(5.40%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	5.20%	5.70%
Actuarial assumption of expected rates of salary increases | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(0.40%)	(0.90%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	0.50%	0.90%
Actuarial assumption of expected rates of salary increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(6.60%)	(7.40%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	7.20%	8.10%
Actuarial assumption of expected rates of salary increases | Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(4.00%)	(4.40%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	4.20%	4.70%
Actuarial assumption of expected rates of salary increases | Korea
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(5.10%)	(5.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	5.50%	5.90%
Actuarial assumption of expected rates of salary increases | Turkey
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(6.00%)	(3.60%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	6.50%	3.80%
Actuarial assumption of expected rates of salary increases | Japan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(3.60%)	(4.10%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	3.80%	4.30%
Actuarial assumption of expected rates of salary increases | Slovakia
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(9.80%)	(10.20%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	10.90%	11.40%
Actuarial assumption of expected rates of salary increases | Spain
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(5.10%)	(5.60%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	5.40%	6.00%
Actuarial assumption of mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	10.00%	10.00%
Percentage of reasonably possible increase in actuarial assumption	10.00%	10.00%
Actuarial assumption of mortality rates | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	0.90%	1.10%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(1.00%)	(1.10%)